Submission	Apr. 23, 2026
Submission [Line Items]
Central Index Key	0001803498
Registrant Name	Blackstone Private Credit Fund
Registration File Number	333-284601
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES